Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties
Schedule of transactions with associates and their balances of related parties
(a)	Associates:
(i)	Transactions:

		2022	2021	2020
	Note	US $ in millions

Other operating income	18	0.4	0.4	0.1
Operating expenses and cost of services	17	11.0	6.0	2.2
Finance income	23(a)	0.1
(ii)	Balances:
		2022	2021
	Note	US $ in millions

Trade and other receivables	8	18.5	22.5
Trade and other payables	14	0.3	0.2

Schedule of Key management personnel
(b) Key management personnel (*):
	2022	2021	2020
	US $ in millions

Short-term employee benefits	5.6	5.9	5.4
Share-based compensation	5.7	9.4	0.2
Long-term employee benefits	0.5	0.5	0.4
(*) See also Notes 11(c), 13(h) and 13(i).

Schedule of other related parties transactions and balances
(c) Other related parties (excluding those detailed in (a)-(b) above)
(i) Transactions:
		2022	2021	2020
	Note	US $ in millions

Income from voyages and related services	16	19.5	16.8	8.1
Operating expenses and cost of services	17	1.4	5.0	7.3
Finance expenses	23 (b)	4.4	7.7	5.4
(ii)	Transactions with directors:
	2022	2021	2020
	US $ in millions

Directors fees	1.1	1.2	1.3
Share-based compensation	1.7
(iii)	Balances:

		2022	2021
	Note	US $ in millions

Trade and other receivables	8	2.4	3.3
Trade and other payables	14	0.2	0.5
Lease liabilities (*)	7	41.4	114.3

(*) Includes lease liabilities for which the Group paid (principal and interest) US$ 64 million and US $70 million during the year ended December 31, 2022 and 2021 respectively.